Accounts receivable (Detail Textuals) - Customer	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of major customers [line items]
Number of customers owing greater than 10% of accounts receivable	3	3	3
Concentration Risk, Percentage Of Accounts Receivable	95.00%	96.00%	95.00%
Customer A
Disclosure of major customers [line items]
Concentration Risk, Percentage Of Accounts Receivable	38.00%	41.00%
Customer B
Disclosure of major customers [line items]
Concentration Risk, Percentage Of Accounts Receivable	23.00%	28.00%
Customer C
Disclosure of major customers [line items]
Concentration Risk, Percentage Of Accounts Receivable	34.00%	27.00%